National Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)  Principal
-------------------
          Standard   Amount
          &          (000's
Moody's   Poor's     omitted)     Security                  Value
---------------------------------------------------------------------------
Assisted Living -- 4.9%
---------------------------------------------------------------------------
NR        NR         $  6,035     Arizona Health
                                  Facilities Authority,
                                  (Care Institute,
                                  Inc.-Mesa), 7.625%,
                                  1/1/26                    $   6,394,626

NR        NR           17,070     Bell County, TX,
                                  Health Facilities,
                                  (Care Institute, Inc.,
                                  Texas), 9.00%, 11/1/24       19,763,134

NR        NR            5,000     Chester, PA, IDA,
                                  (Senior Life Choice of
                                  Paoli, L.P.),
                                  8.05%, 1/1/24                 5,642,450

NR        NR            3,060     Chester, PA, IDA,
                                  (Senior Life-Choice of
                                  Kimberton), (AMT),
                                  8.50%, 9/1/25                 3,542,134

NR        NR            5,000     Delaware, PA, IDA,
                                  (Glen Riddle), (AMT),
                                  8.625%, 9/1/25                5,822,750

NR        NR           10,000     Glen Cove, NY, IDA,
                                  (Regency at Glen
                                  Cove), 9.50%, 7/1/12         10,652,600


NR        NR           15,000     Illinois Development
                                  Finance Authority,
                                  (Care Institute,
                                  Inc.-Illinois), 7.80%,
                                  6/1/25                       16,653,450

NR        NR            4,605     New Jersey EDA,
                                  (Chelsea at East
                                  Brunswick), (AMT),
                                  8.25%, 10/1/20                5,181,546

NR        NR           10,000     New Jersey EDA,
                                  (Forsgate), (AMT),
                                  8.625%, 6/1/25               11,708,100

NR        NR            4,935     North Syracuse Village
                                  Housing Authority,
                                  (AJM Senior Housing,
                                  Inc., Janus Park),
                                  8.00%, 6/1/24                 5,209,978

NR        NR            7,915     Roseville, MN, Elder
                                  Care Facility, (Care
                                  Institute,
                                  Inc.-Roseville),
                                  7.75%, 11/1/23                8,248,855

NR        NR           12,430     St. Paul, MN, Housing
                                  and Redevelopment,
                                  (Care Institute,
                                  Inc.-Highland),
                                  8.75%, 11/1/24               14,514,635

---------------------------------------------------------------------------
                                                            $ 113,334,258
---------------------------------------------------------------------------

Cogeneration -- 4.5%
---------------------------------------------------------------------------
NR        NR         $ 20,250     Maryland Energy
                                  Cogeneration, (AES
                                  Warrior Run), (AMT),
                                  7.40%, 9/1/19             $  21,523,725

NR        BB+        $ 30,775     New Jersey EDA,
                                  (Vineland
                                  Cogeneration) (AMT),
                                  7.875%, 6/1/19            $  33,842,036

NR        NR           12,950     Palm Beach County, FL,
                                  (Osceola Power),
                                  (AMT), 6.95%, 1/1/22(1)      10,230,500

NR        NR            7,000     Pennsylvania EDA,
                                  (Northampton
                                  Generating
                                  Subordinated), Junior
                                  Liens, (AMT), 6.875%,
                                  1/1/11                        7,468,930

NR        BBB-          6,100     Pennsylvania EDA,
                                  (Northampton
                                  Generating), (AMT),
                                  6.50%, 1/1/13                 6,536,943

NR        BBB-         18,450     Pennsylvania EDA,
                                  (Northampton
                                  Generating), (AMT),
                                  6.60%, 1/1/19                19,877,292

NR        NR            5,000     Pennsylvania EDA,
                                  (Northampton
                                  Generating), Junior
                                  Liens, (AMT),
                                  6.95%, 1/1/21                 5,340,000
---------------------------------------------------------------------------
                                                            $ 104,819,426
---------------------------------------------------------------------------

Education -- 1.3%
---------------------------------------------------------------------------
Aaa       AAA        $ 12,390     California Educational
                                  Facilities Authority,
                                  (Stanford University),
                                  5.35%, 6/1/27             $  12,907,035

NR        BBB-          1,250     Massachusetts HEFA,
                                  (Nichols College),
                                  7.00%, 10/1/20                1,344,275

Ba1       NR            4,235     New Hampshire HEFA,
                                  (Franklin Pierce Law
                                  Center), 7.50%, 7/1/22        4,556,606

A3        A-            9,000     New York State
                                  Dormitory Authority,
                                  (State University
                                  Educational
                                  Facilities),
                                  7.50%, 5/15/11               11,273,310
---------------------------------------------------------------------------
                                                            $  30,081,226
---------------------------------------------------------------------------

Electric Utilities -- 2.8%
---------------------------------------------------------------------------
B2        B          $ 14,000     Apache County, AZ,
                                  IDA, (Tuscon Electric
                                  Power Co.), 5.85%,
                                  3/1/28                    $  14,107,800

Ba3       B+           10,000     Connecticut State
                                  Development Authority,
                                  Pollution Control
                                  Revenue, (Connecticut
                                  Light and Power),
                                  5.85%, 9/1/28                10,169,100

                       See notes to financial statements

National Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)  Principal
-------------------
          Standard   Amount
          &          (000's
Moody's   Poor's     omitted)     Security                  Value
---------------------------------------------------------------------------
Electric Utilities (continued)
---------------------------------------------------------------------------
Ba3       B+         $ 13,000     Connecticut State
                                  Development Authority,
                                  Pollution Control
                                  Revenue, (Western
                                  Massachusetts Electric
                                  Co.), 5.85%, 9/1/28       $  13,219,830

A1        A+            9,500     Intermountain Power
                                  Agency, UT, 5.00%,
                                  7/1/23                        9,425,900

NR        NR           11,000     Long Island, NY, Power
                                  Authority, (RITES),
                                  Variable Rate,
                                  12/1/29(2)                   11,745,470

NR        NR            5,000     West Feliciana, LA,
                                  (Gulf States Utilities
                                  Co.), (AMT),
                                  9.00%, 5/1/15                 5,475,700
---------------------------------------------------------------------------
                                                            $  64,143,800
---------------------------------------------------------------------------

Escrowed / Prerefunded -- 25.2%
---------------------------------------------------------------------------
Aaa       AAA        $ 42,500     Bakersfield, CA,
                                  (Bakersfield Assisted
                                  Living Center),
                                  Escrowed to Maturity,
                                  0.00%, 4/15/21            $  13,537,950

NR        NR            2,200     Bexar County, TX,
                                  Health Facilities,
                                  (St. Luke's Lutheran),
                                  Escrowed to Maturity,
                                  7.00%, 5/1/21                 2,864,246

NR        AAA         177,055     Colorado Health
                                  Facilities Authority,
                                  (Liberty Heights),
                                  Escrowed to Maturity,
                                  0.00%, 7/15/24               47,824,325

Aaa       NR          225,500     Dawson Ridge, CO,
                                  Metropolitan District
                                  #1, Escrowed to
                                  Maturity,
                                  0.00%, 10/1/22               64,851,544

Aaa       NR           30,000     Dawson Ridge, CO,
                                  Metropolitan District
                                  #1, Escrowed to
                                  Maturity,
                                  0.00%, 10/1/22                8,627,700

Aaa       BBB           1,660     Denver, CO, City and
                                  County Airport
                                  Revenue, (AMT),
                                  Prerefunded to
                                  11/15/01, 7.00%,
                                  11/15/25                      1,821,203

Aaa       BBB             990     Denver, CO, City and
                                  County Airport
                                  Revenue, (AMT),
                                  Prerefunded to
                                  11/15/04, 7.50%,
                                  11/15/23                      1,197,177

NR        NR            7,000     Florida State,
                                  (Mid-Bay Bridge
                                  Authority), Escrowed
                                  to Maturity, 6.875%,
                                  10/1/22                       8,910,510

NR        NR         $  4,310     Hazelton Luzerne, PA,
                                  (Saint Joseph Medical
                                  Center), Prerefunded
                                  to 7/1/03, 8.375%,
                                  7/1/12                    $   5,119,677

NR        AAA         101,555     Illinois Development
                                  Finance Authority,
                                  (Regency Park),
                                  Escrowed to Maturity,
                                  0.00%, 7/15/23               28,858,884

NR        AAA          60,360     Illinois Development
                                  Finance Authority,
                                  (Regency Park),
                                  Escrowed to Maturity,
                                  0.00%, 7/15/25               15,496,826

NR        NR            4,500     Illinois Health and
                                  Educational Facilities
                                  Authority, (Chicago
                                  Osteopathic Health
                                  Systems), Prerefunded
                                  to 11/15/19, 7.25%,
                                  5/15/22                       5,740,470

NR        NR            4,650     Illinois HEFA,
                                  (Chicago Osteopathic
                                  Health Systems),
                                  Escrowed to Maturity,
                                  7.125%, 5/15/11               5,582,465

Aaa       AAA          20,400     Loudoun County, VA,
                                  IDA, (Falcons
                                  Landing), Prerefunded
                                  to 11/1/04,
                                  8.75%, 11/1/24               26,242,356

NR        AAA          11,890     Louisiana Public
                                  Facilities Authority,
                                  (Southern Baptist
                                  Hospitals, Inc.),
                                  Escrowed to Maturity,
                                  8.00%, 5/15/12               14,788,188

Aaa       AAA          19,400     Louisville, KY,
                                  Hospital Revenue,
                                  (MBIA), Prerefunded to
                                  10/30/01, Variable
                                  Rate, 10/1/14                21,290,530

Baa1      BBB-         10,000     Maricopa County, AZ,
                                  (Sun Health Corp.),
                                  Prerefunded to 4/1/02,
                                  8.125%, 4/1/12               11,583,100

NR        NR            5,675     Maricopa County, AZ,
                                  IDA, (Place Five and
                                  The Greenery),
                                  Escrowed to Maturity,
                                  6.625%, 1/1/27                6,640,999

NR        NR            1,000     Maricopa County, AZ,
                                  IDA, Multifamily,
                                  Escrowed to Maturity,
                                  6.45%, 1/1/17                 1,133,820

Aaa       NR            5,835     Massachusetts HEFA,
                                  (Fairview Extended
                                  Care), Prerefunded to
                                  1/1/01, 10.125%, 1/1/11       6,715,385


                       See notes to financial statements

National Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)   Principal
------------------
          Standard    Amount
          &           (000's
Moody's   Poor's      omitted)     Security                  Value
----------------------------------------------------------------------------
Escrowed / Prerefunded (continued)
----------------------------------------------------------------------------
Baa3      NR          $  2,500     Massachusetts HEFA,
                                   (Milford-Whitinsville
                                   Hospital), Prerefunded
                                   to 7/15/02, 7.75%,
                                   7/15/17                   $   2,888,200

Aaa       AAA           41,015     Massachusetts Turnpike
                                   Authority, (FGIC),
                                   Escrowed to Maturity,
                                   5.125%, 1/1/23               43,255,648

NR        NR             4,450     Mille Lacs Capital
                                   Improvements, MN,
                                   (Mille Lacs Band of
                                   Chippewa Indians),
                                   Prerefunded to
                                   11/1/95, 9.25%, 11/1/12       5,446,400

Baa3      NR             5,000     Mississippi Hospital
                                   Equipment and
                                   Facilities Authority,
                                   (Magnolia Hospital),
                                   Prerefunded to
                                   10/01/01, 7.375%,
                                   10/1/21                       5,586,750

Aaa       NR           100,000     Mississippi Housing
                                   Finance Corp., Single
                                   Family, (AMT),
                                   Escrowed to Maturity,
                                   0.00%, 6/1/15                45,723,999

Aaa       AAA           10,000     New Hampshire HEFA,
                                   (Riverwoods at
                                   Exeter), Prerefunded
                                   to 3/1/03, 9.00%,
                                   3/1/23                       12,343,500

NR        NR             3,500     New Jersey EDA,
                                   (Cadbury Corp.),
                                   Prerefunded to 7/1/01,
                                   7.50%, 7/1/21                 3,933,265

Aaa       AAA           20,000     New Jersey EDA,
                                   (Keswick Pines),
                                   Prerefunded to 1/1/04,
                                   8.75%, 1/1/24                24,735,000

Aaa       AAA           10,355     New York City
                                   Municipal Water
                                   Finance Authority,
                                   (FSA), Prerefunded to
                                   6/15/01, 6.25%, 6/15/21      11,057,794

Aaa       NR             6,120     North Salt Lake
                                   Municipal Building
                                   Authority, Davis
                                   County, UT,
                                   Prerefunded
                                   to 12/01/02,                  7,417,624
                                   8.625%, 12/1/17

NR        NR             3,500     Philadelphia, PA, (The
                                   Philadelphia
                                   Protestant Home),
                                   Prerefunded to 7/1/01,
                                   8.625%, 7/1/21                4,004,700

Aa3       AA-            1,520     Port Seattle, WA,
                                   (AMT), Prerefunded to
                                   12/01/00, 6.00%,
                                   12/1/14                       1,594,313

NR        NR          $  5,000     Rhode Island HEFA,
                                   (Steere House),
                                   Prerefunded to 7/1/00,
                                   8.25%, 7/1/15             $   5,477,350

NR        NR            10,000     Saint Tammany, LA,
                                   Public Finance,
                                   (Christwood),
                                   Prerefunded to
                                   5/15/05, 9.00%,
                                   11/15/25                     13,243,400

Aaa       NR            46,210     San Joaquin Hills
                                   Transportation
                                   Corridor Agency, CA,
                                   Toll Roads, Escrowed
                                   to Maturity,
                                   0.00%, 1/1/20                16,688,742

Aaa       AAA           72,685     San Joaquin Hills
                                   Transportation
                                   Corridor Agency, CA,
                                   Toll Roads, Escrowed
                                   to Maturity,
                                   0.00%, 1/1/21                25,021,811

Aaa       AAA           45,045     San Joaquin Hills
                                   Transportation
                                   Corridor Agency, CA,
                                   Toll Roads, Escrowed
                                   to Maturity,
                                   0.00%, 1/1/23                14,022,959

Aaa       AAA           15,000     San Joaquin Hills
                                   Transportation
                                   Corridor Agency, CA,
                                   Toll Roads, Escrowed
                                   to Maturity,
                                   0.00%, 1/1/25                 4,241,250

NR        AAA            4,500     Scranton-Lackawanna,
                                   PA, Health and Welfare
                                   Authority, (Moses
                                   Taylor Hospital),
                                   Prerefunded to 9/1/01,
                                   8.50%, 7/1/20                 5,148,360

Baa2      BBB            5,435     South Dakota HEFA,
                                   (Prairie Lakes Health
                                   Care), Prerefunded to
                                   04/01/03, 7.25%, 4/1/22
                                                                 6,265,468
Aaa       AAA           19,165     Texas Turnpike
                                   Authority, (Houston
                                   Ship Channel Bridge),
                                   Prerefunded to 7/1/02,
                                   12.625%, 1/1/20(3)           25,336,322

Aaa       AAA            1,600     Washington Public
                                   Power Supply System,
                                   (Nuclear Project
                                   Number 2), (MBIA),
                                   Escrowed to Maturity,
                                   14.375%, 7/1/01               1,879,536
----------------------------------------------------------------------------
                                                             $ 584,139,746
----------------------------------------------------------------------------

General Obligations -- 0.2%
----------------------------------------------------------------------------
Aa1       AA+         $  4,665     Washington State,
                                   5.75%, 7/1/14             $   5,072,954
----------------------------------------------------------------------------
                                                             $   5,072,954
----------------------------------------------------------------------------

                       See notes to financial statements

National Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)   Principal
-------------------
          Standard    Amount
          &           (000's
Moody's   Poor's      omitted)     Security                  Value
----------------------------------------------------------------------------
Hospital -- 7.5%
----------------------------------------------------------------------------
NR        BBB         $  6,500     Arizona Health
                                   Facilities, (Phoenix
                                   Memorial Hospital),
                                   8.20%, 6/1/21             $   7,035,275

NR        NR             2,360     Berlin, MD, (Atlantic
                                   General), 8.375%,
                                   6/1/22                        2,577,875

NR        NR            10,180     Chaves County, NM,
                                   (Eastern New Mexico
                                   Medical Center),
                                   7.25%, 12/1/22               11,698,754

NR        BBB            3,000     Colorado Health
                                   Facilities Authority,
                                   (National Jewish
                                   Center For
                                   Immunology), 6.875%,
                                   2/15/12                       3,338,250

NR        BBB            5,015     Colorado Health
                                   Facilities Authority,
                                   (National Jewish
                                   Center For
                                   Immunology), 7.10%,
                                   2/15/22                       5,614,293

NR        NR            11,000     Colorado Health
                                   Facilities Authority,
                                   (Rocky Mountain
                                   Adventist), (RITES),
                                   Variable Rate,
                                   5/1/22(2)                    12,749,990

Baa3      NR             4,000     Corinth and Alcorn
                                   County, MS, (Magnolia
                                   Registered Health
                                   Center), 5.50%, 10/1/21       4,032,280

Baa3      NR               400     Corinth and Alcorn
                                   County, MS, (Magnolia
                                   Registered Health
                                   Center), 5.50%, 10/1/21         403,228

Baa1      NR             4,000     Crossville, TN, HEFA,
                                   (Cumberland Medical
                                   Center), 6.75%, 11/1/12       4,330,240

A3        BBB+           6,000     District of Columbia,
                                   (Washington Hospital
                                   Center Issue-Medlantic
                                   Healthcare Group,
                                   Inc.),  7.125%, 8/15/19       6,801,480

NR        A-             5,000     Dubuque, IA, (Finley
                                   Hospital), 6.875%,
                                   1/1/12                        5,436,100

NR        BB             4,000     Hawaii State
                                   Department of Budget
                                   and Finance, (Wahiawa
                                   General Hospital),
                                   7.50%, 7/1/12                 4,352,640

Baa1      NR             1,000     Illinois Health
                                   Facilities Authority,
                                   (Holy Cross Hospital),
                                   6.70%, 3/1/14                 1,101,360

Baa1      NR          $  2,650     Illinois Health
                                   Facilities Authority,
                                   (Holy Cross Hospital),
                                   6.75%, 3/1/24             $   2,924,832

Baa2      NR             4,500     Indiana Health
                                   Facility Financing
                                   Authority, (Memorial
                                   Hospital and Health
                                   Care Center), 7.40%,
                                   3/1/22                        4,893,570

NR        BBB            8,250     Louisiana Public
                                   Facilities Authority,
                                   (General Health
                                   Systems), 6.80%,
                                   11/1/16                       9,244,125

NR        AA+           20,000     Maricopa County, AZ
                                   IDA, (Mayo Clinic),
                                   5.25%, 11/15/37              20,444,400

Baa       NR             2,000     Marshall County, AL,
                                   (Guntersville-Arab
                                   Medical Center),
                                   7.00%, 10/1/09                2,169,140

Baa       NR             2,000     Marshall County, AL,
                                   (Guntersville-Arab
                                   Medical Center),
                                   7.00%, 10/1/13                2,175,880

A         BBB+          10,000     Philadelphia, PA,
                                   (Albert Eistein
                                   Medical Center),
                                   7.00%, 10/1/21               11,116,500

B2        BB             9,000     Philadelphia, PA,
                                   (Graduate Health
                                   System),
                                   6.625%, 7/1/21(1)             4,050,000

B2        BB             2,250     Philadelphia, PA,
                                   (Graduate Health
                                   System),
                                   7.25%, 7/1/18(1)              1,012,500

Baa3      NR             2,000     Prince George's
                                   County, MD, (Greater
                                   SouthEast Healthcare
                                   System), 6.375%, 1/1/23       1,824,520

Baa1      BBB+          10,000     Randolph County
                                   Building Commission,
                                   WV, (Davis Memorial
                                   Hospital),
                                   7.65%, 11/1/21               11,292,500

NR        AA+           16,500     Rochester, MN, Health
                                   Care Facilities
                                   Revenue, (Mayo
                                   Clinic), 5.50%,
                                   11/15/27                     17,452,710

NR        AAA            8,000     Scranton-Lackawanna
                                   Health and Welfare
                                   Authority, PA, (Moses
                                   Taylor Hospital),
                                   8.25%, 7/1/09                 9,087,120

NR        NR             4,800     Winslow, AZ, IDA,
                                   (Winslow Memorial
                                   Hospital),
                                   9.50%, 6/1/22                 5,523,168
----------------------------------------------------------------------------
                                                             $ 172,682,730
----------------------------------------------------------------------------

                       See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)                  Principal
------------------
                                      Amount
                     Standard         (000's
Moody's               & Poor's        omitted)           Security                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Hotel -- 0.1%
---------------------------------------------------------------------------------------------------------------------------------
NR                   NR              $  4,205            Niagara County, NY IDA,
                                                         (Wintergarden Inn Associates),
                                                         9.75%, 6/1/11(1)                            $   1,682,000

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $   1,682,000
---------------------------------------------------------------------------------------------------------------------------------

Housing -- 2.5%
--------------------------------------------------------------------------------------------------------------------------------
Aa                   AA-             $  9,450            California Housing Finance
                                                         Agency, (AMT), "RIBS",
                                                         Variable Rate, 8/1/23(2)                    $  10,962,000

Aa2                  NR                 5,000            Colorado Housing Finance
                                                         Agency, Single Family Housing,
                                                         (AMT), 7.55%, 11/1/27                           5,733,950

NR                   NR                10,800            Lake Creek, CO, (Affordable
                                                         Housing Corp.), Multifamily,
                                                         6.25%, 12/1/23                                 10,997,316

NR                   NR                 8,000            Los Angeles County Housing
                                                         Authority, CA, Multifamily,
                                                         (Corporate Fund for Housing),
                                                         10.50%, 12/1/29                                 7,407,760

NR                   NR                 1,500            Maricopa County, AZ, IDA,
                                                         (National Health Facilities II),
                                                         6.375%, 1/1/19                                  1,523,280

NR                   NR                 3,385            Minneapolis, MN, Community
                                                         Development, Multifamily,
                                                         (Lindsay Brothers),
                                                         1.50%, 12/1/07                                  2,739,988

NR                   NR                 3,180            Minneapolis, MN, Community
                                                         Development, Multifamily,
                                                         (Lindsay Brothers),
                                                         9.50%, 12/1/07                                  3,592,732

NR                   NR                 8,635            North Miami, FL Health Care
                                                         Facilities, (The Imperial Club),
                                                         1/1/13 9.25%,                                   9,830,602

NR                   NR                 4,000            North Miami, FL Health Care
                                                         Facilities, (The Imperial Club),
                                                         10.00%, 1/1/13                                  4,030,920
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $  56,818,548
----------------------------------------------------------------------------------------------------------------------------------

Industrial Development Revenue -- 16.1%
----------------------------------------------------------------------------------------------------------------------------------
NR                   NR              $  7,500            Austin, TX, (Cargoport
                                                         Development LLC), (AMT),
                                                         8.30%, 10/1/21                              $   8,478,000

NR                   NR              $  2,000            California Pollution Control
                                                         Financing Authority, (Laidlaw
                                                         Environmental), (AMT),
                                                         6.70%, 7/1/07                               $   2,132,120

NR                   BB-                2,000            Camden County, NJ, (Holt
                                                         Hauling), (AMT),
                                                         9.875%, 1/1/21                                  2,529,980

Baa2                 BBB+               6,050            Carbon County, UT, (Laidlaw
                                                         Environmental, Inc.), (AMT),
                                                         7.50%, 2/1/10                                   6,964,942

Baa2                 BBB-              28,000            Chicago, IL, O'Hare
                                                         International, (American
                                                         Airlines), 7.875%, 11/1/25                     30,341,079

Baa2                 BBB-              20,275            Chicago, IL, O'Hare
                                                         International, (American
                                                         Airlines), 8.20%, 12/1/24                      24,339,732

NR                   NR                 6,000            Clark County, NV, (Nevada
                                                         Power), (RITES), (AMT),
                                                         Variable Rate, 10/1/30                          6,285,600

Baa1                 BBB               24,000            Courtland, AL, (Champion
                                                         International Corp.), (AMT),
                                                         7.00%, 6/1/22                                  26,188,080

Baa2                 BBB-              41,000            Dallas-Fort Worth, TX,
                                                         International Airport Facility,
                                                         (American Airlines),
                                                         7.25%, 11/1/30                                 45,602,659

Baa3                 BB+               52,500            Denver, CO, City and County,
                                                         (United Airlines), (AMT),
                                                         6.875%, 10/1/32(4)                             57,092,699

Baa2                 BBB-               8,000            Effingham County, GA, Solid
                                                         Waste Disposal, (Fort James),
                                                         (AMT), 5.625%, 7/1/18                           8,154,400

Baa1                 BBB               11,480            Gulf Coast Waste Disposal, TX,
                                                         (Champion International
                                                         Corp.), (AMT),
                                                         6.875%, 12/1/28                                12,560,727

NR                   NR                 5,928            Gwinnett County, GA,
                                                         (Plastics/Packaging, Inc.),
                                                         (AMT), 0.00%, 5/1/13(1)                         3,023,060

Ba2                  BB-                4,725            Hawaii State Department of
                                                         Transportation, (Continental
                                                          Airlines, Inc.), (AMT),
                                                          5.625%, 11/15/27                               4,774,093

NR                   NR                 6,500             Kimball, NE, EDA, (Clean
                                                          Harbors, Inc.), (AMT),
                                                          10.75%, 9/1/26                                 7,205,640

                       See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)                  Principal
------------------
                                      Amount
                     Standard         (000's
Moody's               & Poor's        omitted)           Security                                    Value
----------------------------------------------------------------------------------------------------------------------------------
Industrial Development Revenue (continued)
----------------------------------------------------------------------------------------------------------------------------------
Baa2                 NR              $  7,500            Little River County,
                                                         AR, (Georgia-Pacific Corp.),
                                                         (AMT), 5.60%, 10/1/26                       $   7,610,775

NR                   NR                 1,800            Los Angeles International
                                                         Airport, (Continental Airlines),
                                                         (AMT), 9.00%, 8/1/08                            1,842,336

Baa1                 BBB               10,000            Maine Finance Authority,
                                                         (Great Northern Paper, Inc. -
                                                         Bowater, Inc.), (AMT),
                                                         7.75%, 10/1/22                                 11,248,800

NR                   BB+                5,000            Maine Solid Waste Disposal,
                                                         (Boise Cascade), (AMT),
                                                         7.90%, 6/1/15                                   5,326,850

Baa1                 BBB                5,000            McMinn County, TN, (Calhoun
                                                         Newsprint Co. - Bowater Inc.),
                                                         (AMT), 7.40%, 12/1/22                           5,591,750

NR                   NR                10,000            Michigan Strategic, (S.D.
                                                         Warren Co.),
                                                         7.375%, 1/15/22                                11,214,700

NR                   NR                15,000            Michigan Strategic, (S.D.
                                                         Warren Co.), (AMT),
                                                         7.375%, 1/15/22                                16,822,050

NR                   NR                 3,810            Middleboro, MA, (Read Corp.),
                                                         9.50%, 10/1/10                                  4,076,586

NR                   NR                17,000            New Jersey EDA, (Holt
                                                         Hauling), 7.75%, 3/1/27                        19,271,030

NR                   NR                 1,500            New Jersey EDA, (Holt
                                                         Hauling), 7.90%, 3/1/27                         1,718,880

NR                   NR                 1,000            Ohio Solid Waste Revenue,
                                                         (Republic Engineered Steels,
                                                         Inc.), (AMT), 9.00%, 6/1/21                     1,087,090

Baa2                 BBB-               7,500            Pennsylvania, IDA, (MacMillan
                                                         Bloedel), (AMT),
                                                         7.60%, 12/1/20                                  8,673,750

Baa3                 BBB               10,000            Pennsylvania, IDA, (Sun
                                                         Company), (AMT),
                                                         7.60%, 12/1/24                                 11,754,500

B1                   B                  2,585            Riverdale Village, IL, ACME
                                                         Metals, Inc., (AMT),
                                                         7.90%, 4/1/24                                   2,333,686

B1                   B                  2,000            Riverdale Village, IL, ACME
                                                         Metals, Inc., (AMT),
                                                         7.95%, 4/1/25                                   1,805,520

NR                   NR                 2,400            Savannah, GA, (Intercat-
                                                         Savannah, Inc.), (AMT),
                                                         9.75%, 7/1/10                                   2,573,208

NR                   NR              $  3,910            Savannah, GA, EDA, (Intercat-
                                                         Savannah, Inc.), (AMT),
                                                         9.00%, 1/1/15                               $   4,358,555

NR                   NR                 2,000            Skowhegan, ME, (S. D. Warren
                                                         Co.), (AMT),
                                                         6.65%, 10/15/15                                 2,170,620

NR                   NR                 3,500            Toole County, UT, Pollution
                                                         Control Revenue, (AMT),
                                                         7.55%, 7/1/27                                   3,923,570

Baa2                 AA-                4,000            Yavapai County, AZ, IDA,
                                                         (Citizens Utilities Co.), (AMT),
                                                         5.45%, 6/1/33                                   4,142,160
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 373,219,227
--------------------------------------------------------------------------------------------------------------------------------

Insured-Education -- 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $  6,820            New York State Dormitory
                                                         Authority, (University of
                                                         Rochester), (MBIA),
                                                         5.00%, 7/1/23                               $   6,846,598
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $   6,846,598
---------------------------------------------------------------------------------------------------------------------------------

Insured-Electric Utilities -- 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $ 22,000            Intermountain Power Agency,
                                                         UT, (MBIA), 5.75%, 7/1/19                   $  24,208,800

Aaa                  AAA               10,000            Intermountain Power Agency,
                                                         UT, (MBIA), 6.00%, 7/1/16                      11,068,300

Aaa                  AAA               10,000            Los Angeles, CA, Department of
                                                         Water and Power, (MBIA),
                                                         5.00%, 10/15/33                                10,026,200

Aaa                  AAA                9,645            New York City Municipal Water
                                                         Finance Authority, (FSA),
                                                         6.25%, 6/15/21                                 10,180,105

Aaa                  AAA               16,500            Sacramento, CA, Municipal
                                                         Utility District, (MBIA), Variable
                                                         Rate, 11/15/15(2)                              18,459,375

Aaa                  AAA               15,350            South Carolina Public Services,
                                                         RIBS, (FGIC), Variable
                                                         Rate, 1/1/25(5)(2)                             15,196,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $  89,139,280
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO  as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
------------------     Principal
                        Amount
            Standard   (000's
Moody's    & Poor's    omitted)  Security                 Value
--------------------------------------------------------------------------------
Insured-General Obligations ------ 0.7%
--------------------------------------------------------------------------------
Aaa        AAA      $ 16,000     New York State Local
                                 Government Assistance
                                 Corp., (MBIA), 5.00%,
                                 4/1/21                    $  16,062,560
-------------------------------------------------------------------------------
                                                           $  16,062,560
-------------------------------------------------------------------------------
Insured-Hospital -- 0.4%
-------------------------------------------------------------------------------
 Aaa       AAA      $  7,000     Montgomery County, PA,
                                 HEFA, (Abington
                                 Memorial Hospital)
                                 (AMBAC), Variable
                                 Rate, 7/5/11/(2)/         $   8,260,000
-------------------------------------------------------------------------------
                                                           $   8,260,000
-------------------------------------------------------------------------------
Insured-Housing -- 0.4%
-------------------------------------------------------------------------------
 Aaa       AAA      $  7,525     SCA Multifamily
                                 Mortgage, Industrial
                                 Development Board,
                                 Hamilton County, TN,
                                 (AMT), (FSA), 7.35%,
                                 1/1/30                    $   8,461,562
-------------------------------------------------------------------------------
                                                           $   8,461,562
-------------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.6%
-------------------------------------------------------------------------------
 Aaa       AAA      $ 11,950     Chicago, IL, (The
                                 Peoples Gas Light and
                                 Coke Company), (AMT),
                                 (AMBAC), RIBS,
                                 Variable Rate,
                                 12/1/23/(5)//(2)/         $  13,280,035
-------------------------------------------------------------------------------
                                                           $  13,280,035
-------------------------------------------------------------------------------
Insured-Pooled Loans -- 0.3%
-------------------------------------------------------------------------------
 Aaa       AAA      $  7,000     George L. Smith,
                                 (Georgia World
                                 Congress Center-Domed
                                 Stadium), (MBIA),
                                 (AMT), 5.50%, 7/1/20/(6)/ $   7,043,610
-------------------------------------------------------------------------------
                                                           $   7,043,610
-------------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.3%
-------------------------------------------------------------------------------
 Aaa       AAA      $  8,170     Michigan State
                                 Hospital Finance
                                 Authority, (Oakwood
                                 Obligation Group),
                                 (FSA), 5.00%, 8/15/26     $   8,151,127
-------------------------------------------------------------------------------
                                                           $   8,151,127
-------------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.2%
-------------------------------------------------------------------------------
 Aaa       AAA      $  9,800     Metropolitan Pier and
                                 Exposition Authority,
                                 IL, (McCormick Place
                                 Expansion), RIBS,
                                 (MBIA), Variable
                                 Rate, 6/15/27/(5)//)/     $  11,804,786

 Aaa       AAA         3,415     Regional
                                 Transportation
                                 Authority, LA, (FGIC),
                                 0.00%, 12/1/12                1,792,773

 Aaa       AAA        10,935     Regional
                                 Transportation
                                 Authority, LA, (FGIC),
                                 0.00%, 12/1/15                4,859,405

 Aaa       AAA        10,000     Regional
                                 Transportation
                                 Authority, LA, (FGIC),
                                 0.00%, 12/1/21                3,239,900

 Aaa       AAA        20,000     South Orange County,
                                 CA, Public Financing
                                 Authority, (FGIC),
                                 Variable
                                 Rate, 8/15/15/(2)//(3)/      21,900,000

 Aaa       AAA         7,000     Utah Municipal Finance
                                 Corp., Local
                                 Government Revenue,
                                 (FSA), 0.00%, 3/1/10          4,234,720

 Aaa       AAA         6,000     Utah Municipal Finance
                                 Corp., Local
                                 Government Revenue,
                                 (FSA), 0.00%, 3/1/11          3,431,520
-------------------------------------------------------------------------------
                                                           $  51,263,104
-------------------------------------------------------------------------------
Insured-Transportation --------- 3.4%
-------------------------------------------------------------------------------
 Aaa       AAA      $ 19,000     Massachusetts State
                                 Turnpike Authority,
                                 (FGIC),
                                 5.00%, 1/1/20             $  19,694,640

 Aaa       AAA         1,000     Massachusetts State
                                 Turnpike Authority,
                                 (MBIA),
                                 5.00%, 1/1/20                 1,036,560

 Aaa       AAA        10,000     Massachusetts Turnpike
                                 Authority,
                                 Metropolitan District
                                 Highway System,
                                 (MBIA), 5.00%, 1/1/27        10,019,100

 Aaa       AAA        14,400     Metropolitan
                                 Washington, DC Airport
                                 Authority, (MBIA),
                                 Variable Rate,
                                 4/1/21/(5)//(2)/             16,236,864

 Aaa       AAA        18,200     Mobile, AL, Airport
                                 Authority, (MBIA),
                                 6.375%, 10/1/14//(3)/        20,401,108

 NR        AAA        10,000     Triborough Bridge and
                                 Tunnel Authority, NY,
                                 (MBIA), Variable Rate,
                                 1/1/19(5)/(2)/               10,847,100
-------------------------------------------------------------------------------
                                                           $  78,235,372
-------------------------------------------------------------------------------

                       See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO  as of September 30, 1998
PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
------------------  Principal
                     Amount
         Standard    (000's
Moody's   & Poor's   omitted)    Security                  Value
-------------------------------------------------------------------------------
Insured-Water and Sewer -- 2.6%
-------------------------------------------------------------------------------
 Aaa       AAA      $ 30,395     California State
                                 Department Water
                                 Resources, (Central
                                 Valley Water Systems),
                                 (FGIC), 5.25%,
                                 12/1/28/(3)/              $  31,299,250

 Aaa       AAA        10,000     Detroit, MI, Sewer
                                 Revenue, (FGIC),
                                 Variable
                                 Rate, 7/1/23/(2)/            11,150,000

 Aaa       AAA         7,150     Harrisburg, PA, Water
                                 Revenue Bonds, RIBS,
                                 (FGIC), Variable Rate,
                                 8/11/16/(2)/                  7,516,438

 Aaa       AAA        10,000     San Diego Public
                                 Finance Authority,
                                 (FGIC),
                                 5.25%, 5/15/27               10,349,500
-------------------------------------------------------------------------------
                                                           $  60,315,188
-------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 0.2%
-------------------------------------------------------------------------------
 NR        AA-      $  3,500     Plymouth County, MA,
                                 (Plymouth County
                                 Correctional
                                 Facility), 7.00%,
                                 4/1/22                    $   3,939,705
-------------------------------------------------------------------------------
                                                           $   3,939,705
-------------------------------------------------------------------------------
Miscellaneous -- 2.3%
-------------------------------------------------------------------------------
 NR        NR       $  5,890     American Samoa
                                 Economic Development
                                 Authority, (Executive
                                 Office Building),
                                 10.125%, 9/1/08           $   6,182,969

 NR        NR          6,645     Hardeman County, TN,
                                 (Correctional
                                 Facilities Corp.),
                                 7.75%, 8/1/17                 7,566,728

 NR        A-          6,500     Los Angeles, CA,
                                 Regional Airports
                                 Improvement Corp.,
                                 (LAXFuel), (AMT),
                                 6.50%, 1/1/32                 6,814,145

 NR        NR         22,500     New Jersey Sports and
                                 Exposition Authority,
                                 (Monmouth Park),
                                 8.00%, 1/1/25                25,824,375

 NR        NR         10,200     Orange County, NC,
                                 (Community Activity
                                 Corp.), 8.00%,
                                 3/1/24/(1)/                   6,120,000



-------------------------------------------------------------------------------
MIscellaneous (continued)
-------------------------------------------------------------------------------
NR        NR       $  1,600     Pittsfield Township,
                                 MI, EDC, (Arbor
                                 Hospice),
                                 7.875%, 8/15/27           $   1,719,424
-------------------------------------------------------------------------------
                                                           $  54,227,641
-------------------------------------------------------------------------------
Nursing Home -- 6.6%
-------------------------------------------------------------------------------
 NR        NR       $ 13,270     Bell County, TX,
                                 (Riverside Healthcare,
                                 Inc. - Normandy
                                 Terrace), 9.00%, 4/1/23   $  16,324,489

 NR        NR          4,200     Collier County, FL,
                                 IDA, Retirement
                                 Rental, (Beverly
                                 Enterprises - Florida,
                                 Inc.), 10.75%, 3/1/03         4,779,852

 NR        NR          4,945     Delaware County, PA
                                 (Mainline-Haverford
                                 Nursing and
                                 Rehabilitation
                                 Centers),
                                 9.00%, 8/1/22                 5,893,253

 NR        NR          4,650     Hillsborough County,
                                 FL, IDA, (Center for
                                 Independent Living),
                                 10.25%, 3/1/09/(7)/           4,185,000

 NR        NR          5,460     Hillsborough County,
                                 FL, IDA, (Center for
                                 Independent Living),
                                 11.00%, 3/1/19/(7)/           4,914,000

 Baa1      NR         10,000     Indianapolis, IN,
                                 (National Benevolent
                                 Association - Robin
                                 Run Village),
                                 7.625%, 10/1/22              11,148,200

 NR        NR          3,475     Lackawanna County, PA,
                                 IDA, (Edella Street
                                 Associates), 8.875%,
                                 9/1/14                        3,909,896

 NR        NR          2,885     Luzerne County, PA,
                                 IDA, (River Street
                                 Associates),
                                 8.75%, 6/15/07                3,224,420

 NR        NR         13,250     Massachusetts IFA,
                                 (Age Institute of
                                 Massachusetts), 8.05%,
                                 11/1/25                      15,095,063

 NR        NR         11,765     Mississippi Business
                                 Finance Corp.,
                                 (Magnolia Healthcare),
                                 7.99%, 7/1/25                12,892,558

 NR        NR          6,750     Missouri HEFA,
                                 (Bethesda Health Group
                                 of Saint Louis, Inc.),
                                 6.625%, 8/15/05              7,271,235

 NR        NR         14,000     Missouri HEFA,
                                 (Bethesda Health Group
                                 of Saint Louis, Inc.),
                                 7.50%, 8/15/12               15,837,080


                       See notes to financial statements

National Municipals Portfolio  as of September 30, 1998
PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
-------------------
                    Amount
           Standard (000's
Moody's    & Poor's omitted)     Security                 Value
--------------------------------------------------------------------------------

Nursing Home (continued)
--------------------------------------------------------------------------------
 NR        NR       $ 12,500     Montgomery, PA, IDA,
                                 (Advancement of
                                 Geriatric Health Care
                                 Institute), 8.375%,
                                 7/1/23                    $  13,623,000

 NR        NR          4,945     New Jersey EDA,
                                 (Claremont Health
                                 System, Inc.),
                                 9.10%, 9/1/22                 5,635,470

 NR        NR          5,915     New Jersey EDA,
                                 (Victoria Health
                                 Corp.), 7.75%, 1/1/24         6,560,090

 NR        NR          2,630     Okaloosa County, FL,
                                 (Beverly Enterprises),
                                 10.75%, 10/1/03               2,693,094

 A3        BBB         3,870     Racine County, WI,
                                 Health Center, 8.125%,
                                 8/1/21                        3,977,586

 NR        NR          5,000     Sussex County, DE,
                                 (Delaware Health
                                 Corp.), 7.50%, 1/1/14         5,459,500

 NR        NR          5,000     Sussex County, DE,
                                 (Delaware Health
                                 Corp.), 7.60%, 1/1/24         5,470,000

 NR        NR          2,470     Westmoreland, PA,
                                 (Highland Health
                                 Systems, Inc.),
                                 9.25%, 6/1/22                 2,821,926
--------------------------------------------------------------------------------
                                                           $ 151,715,712
--------------------------------------------------------------------------------

Senior Living / Life Care -- 3.8%
--------------------------------------------------------------------------------
 NR        NR       $  8,616     Albuquerque, NM, First
                                 Mortgage IDR, (La Vida
                                 Llena Retirement
                                 Center), 8.625%, 2/1/20   $   9,183,622

 NR        NR          6,900     Albuquerque, NM, First
                                 Mortgage IDR, (La Vida
                                 Llena Retirement
                                 Center), 8.85%, 2/1/23        7,605,801

 NR        NR          5,744     Albuquerque, NM, First
                                 Mortgage IDR, (La Vida
                                 Lllena Retirement
                                 Center), 2.25%, 2/1/23        1,801,204

 NR        NR         10,000     Atlantic Beach, FL,
                                 Fixed Rate
                                 Improvement, (Fleet
                                 Landing), 8.00%,
                                 10/1/24                      11,366,800

 NR        NR         12,435     De Kalb County, GA,
                                 Private Hospital
                                 Authority, (Atlanta,
                                 Inc.), 8.50%, 3/1/25(7)       9,326,250

Senior Living / Life Care (continued)
--------------------------------------------------------------------------------
 NR        NR       $  4,995     Kansas City, MO, IDA,
                                 (Kingswood United
                                 Methodist Manor),
                                 9.00%, 11/15/13           $   5,812,232

 Aaa       AAA         2,100     Loudoun County, VA,
                                 IDA, Residential Care,
                                 (Falcons Landing),
                                 9.25%, 7/1/04                 2,486,106

 NR        NR         15,000     Louisiana Housing
                                 Finance Agency, (HCC
                                 Assisted Living Group
                                 1), (AMT), 9.00%,
                                 3/1/25                       17,056,800

 NR        NR          5,700     Ridgeland, MS, Urban
                                 Renewal, (The
                                 Orchard), 7.75%,
                                 12/1/15                       6,265,668

 Baa2      BBB         2,565     South Dakota HEFA,
                                 (Prairie Lakes Health
                                 Care), 7.25%, 4/1/22          2,905,889

 NR        NR          4,500     Vermont IDA, (Wake
                                 Robin Corp.), 8.75%,
                                 3/1/23                        5,105,115

 NR        NR          7,500     Vermont IDA, (Wake
                                 Robin Corp.), 8.75%,
                                 4/1/23                        8,521,125
--------------------------------------------------------------------------------
                                                           $  87,436,612
--------------------------------------------------------------------------------

Solid Waste -- 1.2%
--------------------------------------------------------------------------------
 NR        NR       $ 35,000     Robbins, Cook County,
                                 IL, (Robbins Resource
                                 Recovery Partners,
                                 L.P.), 8.375%,
                                 10/15/16(3)               $  28,000,000
--------------------------------------------------------------------------------
                                                           $  28,000,000
--------------------------------------------------------------------------------

Special Tax Revenue -- 0.8%
--------------------------------------------------------------------------------
 Aa2       AA+      $  7,000     Florida Department of
                                 Transportation, (Right
                                 of Way), 5.00%, 7/1/27    $   7,028,980

 Baa       BBB         3,695     Inglewood, CA Public
                                 Financing Authority,
                                 In-Town,
                                 (Manchester-Prairie
                                 and North Inglewood
                                 Industrial
                                 Park Redevelopment),
                                 7.00%, 5/1/22                 4,035,457

 Aa3       AA-         7,500     Michigan State Trunk
                                 Line, 5.50%, 11/1/18          8,248,350
--------------------------------------------------------------------------------
                                                           $  19,312,787
--------------------------------------------------------------------------------

                       See notes to financial statements

National Municipals Portfolio  as of September 30, 1998
PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
           Standard (000's
Moody's    & Poor's omitted)     Security                 Value
--------------------------------------------------------------------------------
Transportation -- 3.8%
--------------------------------------------------------------------------------
Baa1       BBB      $  4,735     Denver, CO, City and
                                 County Airport
                                 Revenue, (AMT), 7.50%,
                                 11/15/23                 $     5,566,845

 A         A-          5,000     Hawaii Airport System,
                                 (AMT), 7.00%, 7/1/18           5,436,150

 Baa1      BBB+        6,000     Metropolitan
                                 Transportation
                                 Authority, NY,
                                 5.50%, 7/1/17                  6,349,320

 Aa3       A+         10,000     New Jersey Turnpike
                                 Authority, 5.00%,
                                 6/15/17                       10,194,600

 A1        AA-        15,000     Port Authority of New
                                 York and New Jersey,
                                 (AMT), Variable Rate,
                                 1/15/27(5)(2)                 17,086,350

 Aa3       AA-         3,480     Port Seattle, WA,
                                 (AMT), 6.00%, 12/1/14          3,613,110

 Aa3       A+          9,050     Triborough Bridge and
                                 Tunnel Authority, NY,
                                 5.125%, 1/1/22                 9,128,283

 Aa3       A+         10,450     Triborough Bridge and
                                 Tunnel Authority, NY,
                                 5.20%, 1/1/27                 10,712,191

 Aa3       A+         19,030     Triborough Bridge and
                                 Tunnel Authority, NY,
                                 5.25%, 1/1/28                 19,475,492
--------------------------------------------------------------------------------
                                                          $    87,562,341
--------------------------------------------------------------------------------

Water and Sewer -- 1.2%
--------------------------------------------------------------------------------
 Aa2       AA       $ 21,920     California State
                                 Department Water
                                 Resources, (Central
                                 Valley Water Systems),
                                 5.25%, 12/1/24           $    22,416,269

 A2        A-          4,965     New York, NY,
                                 Municipal Water
                                 Finance Authority,
                                 6.25%, 6/15/21                 5,227,450
--------------------------------------------------------------------------------
                                                          $    27,643,719
--------------------------------------------------------------------------------

Total Tax-Exempt Investments
    (identified cost $2,005,029,958)                      $ 2,312,890,868
--------------------------------------------------------------------------------

Taxable-Investment -- 0.0%

Senior Living / Life Care -- 0.0%
--------------------------------------------------------------------------------
 NR        NR       $    485     Ridgeland, MS, Urban
                                 Renewal, (The
                                 Orchard), 9.00%,
                                 12/1/00                   $      486,474
--------------------------------------------------------------------------------
                                                           $      486,474
--------------------------------------------------------------------------------

Total Taxable-Investment
    (identified cost $485,000)                             $      486,474
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $2,005,514,958)                       $2,313,377,342
--------------------------------------------------------------------------------

At September 30, 1998 the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:


   California                                              10.0%
   Others, representing less than 10% individually         90.0%


The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 18.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 8.1% of total investments.

/(1)/Non-income producing security.

/(2)/Security has been issued as an inverse floater bond.

/(3)/Security (or a portion thereof) has been segregated to cover when-issued securities.

/(4)/Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(5)/Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to $84,451,635 or 3.6% of the Portfolio's net assets.

/(6)/When-issued security.

/(7)/The Portfolio is accruing only partial interest on this security.


                       See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO  as of September 30, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 1998
Assets
--------------------------------------------------------------------------
Investments, at value
    (identified cost, $2,005,514,958)                     $2,313,377,342
Cash                                                           1,881,598
Receivable for investments sold                               17,915,080
Interest receivable                                           39,301,543
--------------------------------------------------------------------------
Total assets                                              $2,372,475,563
--------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------
Payable for investments purchased                         $   23,000,000
Payable for when-issued securities                             6,710,830
Payable for daily variation margin on open
    financial futures contracts                                2,624,687
Payable to affiliate for Trustees' fees                            2,508
Other accrued expenses                                            12,760
--------------------------------------------------------------------------
Total liabilities                                         $   32,350,785
--------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                             $2,340,124,778
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                           $2,035,871,144
Net unrealized appreciation (computed on the basis
    of identified cost)                                      304,253,634
--------------------------------------------------------------------------
Total                                                     $2,340,124,778
--------------------------------------------------------------------------

Statement of Operations

For the Year Ended
September 30, 1998
Investment Income
--------------------------------------------------------------------------
Interest                                                  $  142,901,888
--------------------------------------------------------------------------
Total investment income                                   $  142,901,888
--------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------
Investment adviser fee                                    $    9,401,075
Trustees fees and expenses                                        35,018
Custodian fee                                                    369,252
Legal and accounting services                                     79,629
Amortization of organization expenses                              7,562
Miscellaneous                                                    140,987
--------------------------------------------------------------------------
Total expenses                                            $   10,033,523
--------------------------------------------------------------------------

Deduct --
    Reduction of custodian fee                            $      360,087
--------------------------------------------------------------------------
Total expense reductions                                  $      360,087
--------------------------------------------------------------------------
Net expenses                                              $    9,673,436
--------------------------------------------------------------------------

Net investment income                                     $  133,228,452
--------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)       $   74,344,438
    Financial futures contracts                              (12,173,968)
--------------------------------------------------------------------------
Net realized gain                                         $   62,170,470
--------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                   $    9,477,871
    Financial futures contracts                                4,472,250
--------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)      $   13,950,121
--------------------------------------------------------------------------

Net realized and unrealized gain                          $   76,120,591
--------------------------------------------------------------------------

Net increase in net assets from operations                $  209,349,043
--------------------------------------------------------------------------



                       See notes to financial statements

National Municipals Portfolio as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)            Year Ended             Year Ended
in Net Assets                  September 30, 1998     September 30, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income          $  133,228,452         $  141,173,780
    Net realized gain                  62,170,470                683,719
    Net change in
        unrealized
        appreciation
        (depreciation)                 13,950,121            133,564,032
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                $  209,349,043         $  275,421,531
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                  $  389,124,010         $  304,512,126
    Withdrawals                      (439,963,679)          (610,796,255)
--------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions           $  (50,839,669)        $ (306,284,129)
--------------------------------------------------------------------------------

Net increase (decrease) in
    net assets                     $  158,509,374         $  (30,862,598)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year               $2,181,615,404         $2,212,478,002
--------------------------------------------------------------------------------
At end of year                     $2,340,124,778         $2,181,615,404
--------------------------------------------------------------------------------


                       See notes to financial statements

National Municipals Portfolio  as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                 Year Ended September 30,
                                                        ------------------------------------------------------------------------
                                                        1998          1997            1996           1995           1994
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------------------
Expenses: /(1)/                                            0.45%          0.52%          0.49%          0.50%          0.50%
Expenses after custodian fee reduction                     0.43%          0.52%          0.48%          0.49%            --
Net investment income                                      5.93%          6.51%          6.65%          7.00%          6.55%
Portfolio Turnover                                           28%            17%            19%            54%            40%
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)              $2,340,125     $2,181,615     $2,212,478     $2,260,646     $2,210,936
--------------------------------------------------------------------------------------------------------------------------------

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

National Municipals Portfolio  as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS

/1/ Significant Accounting Policies
    --------------------------------------------------------------------------

    National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

    C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

    G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

    H When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued or delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

    I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

National Municipals Portfolio  as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

    J Other -- Investment transactions are accounted for on a trade date basis.

    K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

/2/ Investment Adviser Fee and Other Transactions with Affiliates
    ------------------------------------------------------------------

    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1998, the fee was equivalent to 0.42% of the Portfolio's average daily net assets for such period and amounted to $9,401,075. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1998, no significant amounts have been deferred.

    Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

/3/ Investments
    ------------------------------------------------------------------

    Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $620,410,606 and $614,142,170, respectively, for the year ended September 30, 1998.

/4/ Federal Income Tax Basis of Investments
    ------------------------------------------------------------------

    The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 1998, as computed on a Federal income tax basis, are as follows:

    Aggregate cost                                 $2,005,944,910
    ------------------------------------------------------------------
    Gross unrealized appreciation                  $  336,227,591
    Gross unrealized depreciation                     (28,795,159)
    ------------------------------------------------------------------
    Net unrealized appreciation                    $  307,432,432
    ------------------------------------------------------------------

/5/ Line of Credit
    ------------------------------------------------------------------

    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million ($80 million effective October 13, 1998) unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 1998.

/6/ Financial Instruments
    ------------------------------------------------------------------

    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

    The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments at September 30, 1998 is as follows:

    Futures
    Contracts
    Expiration                                          Net Unrealized
    Date         Contracts                   Position   Depreciation
    ------------------------------------------------------------------
     12/98       2,500 U.S. Treasury Bonds   Short      $3,608,750
    ------------------------------------------------------------------

    At September 30, 1998, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

National Municipals Portfolio as of September 30, 1998

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders
of National Municipals Portfolio
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Municipals Portfolio as of September 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1998 and 1997 and the supplementary data for each of the years in the five year period ended September 30, 1998. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Municipals Portfolio at September 30, 1998, the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.


                                                           DELOITTE & TOUCHE LLP
                                                           Boston, Massachusetts
                                                           October 30, 1998

National Municipals Portfolio as of September 30, 1998

INVESTMENT MANAGEMENT


National Municipals Portfolio


Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant